Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 25, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

Long-term debt as of March 25, 2018 , December 31, 2017 , and March 26, 2017 consisted of the following:

(In thousands)	March 25, 2018	December 31, 2017	March 26, 2017
Revolving credit facility (due 2022)	$40,000	$—	$—
Revolving credit facility (due 2018)	—	—	85,000
Term debt (1)
April 2017 U.S. term loan averaging 3.51% (due 2017-2024)	735,000	735,000	—
March 2013 U.S. term loan averaging 3.25% (due 2013-2020)	—	—	602,850
Notes
April 2017 U.S. fixed rate notes at 5.375% (due 2027)	500,000	500,000	—
June 2014 U.S. fixed rate notes at 5.375% (due 2024)	450,000	450,000	450,000
March 2013 U.S. fixed rate notes at 5.25% (due 2021)	—	—	500,000

	1,725,000	1,685,000	1,637,850
Less current portion	—	—	(4,350)

	1,725,000	1,685,000	1,633,500
Less debt issuance costs and original issue discount	(24,218)	(24,485)	(14,882)

	$1,700,782	$1,660,515	$1,618,618

(1)	The average interest rate is calculated over the life of the instrument and does not reflect the effect of interest rate swap agreements (see Note 6).

Long-term debt as of December 31, 2017 and December 31, 2016 consisted of the following:

(In thousands)	Goodwill (gross)	Accumulated Impairment Losses
Term debt(1)
April 2017 U.S. term loan averaging 3.43% (due 2017-2024)	$735,000	$—
March 2013 U.S. term loan averaging 3.25% (due 2013-2020)	—	602,850
Notes	500,000	—
April 2017 U.S. fixed rate notes at 5.375% (due 2027)	450,000	450,000
June 2014 U.S. fixed rate notes at 5.375% (due 2024)	—	500,000

March 2013 U.S. fixed rate notes at 5.25% (due 2021)	1,685,000	1,552,850
Less current portion	—	(2,775)

	1,685,000	1,550,075
Less debt issuance costs	(24,485)	(15,864)

	$1,660,515	$1,534,211

(1)	The average interest rates are calculated over the life of the instrument and do not reflect the effect of interest rate swap agreements (see Note 6 to the Consolidated Financial Statements).

Schedule of Maturities of Long-term Debt

The term loan amortizes at $7.5 million annually. The minimum maturities of term debt under the 2017 Credit Agreement are as follows:

(In thousands)	2018	2019	2020	2021	2022	2023 & Beyond	Total
April 2017 U.S. term loan averaging 3.43% (due 2017-2024)	$—	$5,625	$7,500	$7,500	$7,500	$706,875	$735,000